Allowance for Credit Losses - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings		$ (46.5)		$ (47.2)	$ (49.3)	$ (54.4)
Allowance for credit loss		0.4	$ 0.3
Increase in allowance for credit losses		0.1
Reinsurance recoverables		423.6		418.2
Incremental allowance, related to COIVD-19		0.1
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings		$ (1.5)		(0.7)	$ (0.4)	$ (4.8)
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings	[1]			0.2
Impact of adoption | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings	[1]			$ 0.2

[1]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.